General information (Details) R$ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 BRL (R$)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) location Asset	Feb. 28, 2017 BRL (R$)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
General information
Trade accounts receivable			$ 3,775			$ 6,389
Votorantim S.A.
General information
Percentage of equity interest held by the controlling shareholder (as a percent)			64.25%
Trade accounts receivable			$ 8			75
Companhia Brasileira de Aluminio
General information
Trade accounts receivable			$ 1,843			$ 3,847
Companhia Brasileira de Aluminio | NEXA BR
General information
Liquidation of dues, export prepayments	R$ 1,215,489	$ 367,417
Liquidation of dues, other payables		10,244
Transfer of property, plant and equipment		2,848
Transfer of intangibles		705
Amount of participating shares transferred		$ 374,108
Companhia Brasileira de Aluminio | NEXA BR
General information
Net export prepayments					$ 389,471
Trade accounts receivable				R$ 1,215,489	389,471
Companhia Brasileira de Aluminio | NEXA BR | Votorantim GmbH
General information
Export Prepayments					290,000
Companhia Brasileira de Aluminio | NEXA BR | Nexa Resources S.A.
General information
Export Prepayments					$ 100,000
Companhia Brasileira de Aluminio | Votorantim Investimentos Latino-Americanos S.A. - "VILA" | NEXA BR
General information
Percentage of participating shares transferred	25.80%	25.80%
Mining | Peru and Brazil
General information
Number of Mines | location			5
Smelting | Peru and Brazil
General information
Number of assets held | Asset			3
Smelting | Peru
General information
Number of assets held | Asset			1
Smelting | Brazil
General information
Number of assets held | Asset			2